Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2013
Registrant Name	UBS RMA TAX FREE FUND INC
Central Index Key	0000703875
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Aug 29, 2013
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Risk/Return:
Trading Symbol	RTFXX

UBS RMA TAX FREE FUND INC
UBS RMA TAX FREE FUND INC
Investment objective
Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.
Fees and expenses
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder transaction expenses (fees paid directly from your investment):
Shareholder Fees (USD $)	UBS RMA TAX FREE FUND INC
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	none
Maximum deferred sales charge (load) (as a % of offering price)	none
Maximum account fee UBS Financial Services Inc. RMA Program	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	UBS RMA TAX FREE FUND INC
Management fees	0.38%
Service (12b-1) fees	0.15%
Other expenses	0.06%
Total annual fund operating expenses	0.59%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS RMA TAX FREE FUND INC	60	189	329	738

This example does not reflect RMA/Business Services Account BSA program fees.
Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—3Q 2007: 0.79%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2012)
Average Annual Returns	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
UBS RMA TAX FREE FUND INC	0.01%	0.31%	1.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS RMA TAX FREE FUND INC
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder transaction expenses (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not reflect RMA/Business Services Account BSA program fees.
Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the fund’s investment advisor. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund’s net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Market risk: The risk that the market value of the fund’s investments may fluctuate, sometimes rapidly or unpredictably, as the markets fluctuate, which may affect the fund’s ability to maintain a $1.00 share price. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic and political conditions in one country or geographic region could adversely impact market, economic and political conditions in other countries or regions.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Total return January 1 to June 30, 2013: 0.00% (Actual total return was 0.005%)

Best quarter during years shown—3Q 2007: 0.79%

Worst quarters during years shown—3Q 2009; 1Q, 2Q & 3Q 2010; & 1Q 2011: 0.00%

(Actual total returns were 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2013:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2012)
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-888-793 8637 (Option #1)
UBS RMA TAX FREE FUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum account fee UBS Financial Services Inc. RMA Program	rr_MaximumAccountFee	150
Maximum account fee UBS Financial Services Inc. Business Services Account BSA Program	rr_ShareholderFeeOther	150
Management fees	rr_ManagementFeesOverAssets	0.38%
Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.63%
Annual Return 2005	rr_AnnualReturn2005	1.85%
Annual Return 2006	rr_AnnualReturn2006	2.87%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.04%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2013